Schedule of administration expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Wages and salaries	€ 1,773	€ 2,363
Depreciation of property, plant and equipment	108	85
Amortisation of acquired intangible assets	1,098
Professional fees	983	1,070
Other expenses	983	968
Total administration expenses	€ 4,945	€ 4,486